Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Cash flows from operating activities:
Net loss	$ (31,019)	$ (119,286)	$ (259,621)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Non-cash items	97,911	208,267	327,938
Changes in operating assets and liabilities, net of effects of business combinations:
Accounts receivable	(2,942)	(24,574)	(13,910)
Inventories	1,080	(5,775)	3,177
Deferred cost of revenue	3,199	16,616	14,082
Prepaid expenses and other current assets	6,520	4,600	(11,450)
Accounts payable and accrued expenses	(17,610)	(17,853)	32,096
Deferred revenue	(3,424)	(51,226)	(21,143)
Other assets and liabilities	(67,615)	(641)	(46)
Other, net	255	(5,244)	(464)
Net cash (used in) provided by operating activities - continuing operations	(13,645)	4,884	70,659
Net cash provided by (used in) operating activities - discontinued operations	(20,639)	(132,166)	(171,379)
Net cash used in operating activities	(34,284)	(127,282)	(100,720)
Cash flows from investing activities:
Proceeds from sales and maturities of investments	75,475	57,256	26,370
Advances under promissory note with Comverse Inc.	(1,500)	(7,000)	0
Proceeds from sale of Verint Systems, Inc. shares of common stock	0	76,475	0
Proceeds from sale of Ulticom, Inc., net of cash sold	0	2,627	0
Acquisition of businesses, net of cash acquired	(109,780)	(23,485)	(96)
Purchase of property and equipment	(13,084)	(8,620)	(5,856)
Capitalization of software development costs	(3,399)	(2,527)	(2,715)
Net change in restricted cash and bank time deposits	33,846	(15,725)	(23,553)
Settlement of derivative financial instruments not designated as hedges	(1,313)	(34,783)	(19,414)
Net cash (used in) provided by investing activities - continuing operations	(19,755)	44,218	(25,264)
Net cash (used in) provided by investing activities - discontinued operations	(8,735)	104,160	105,945
Net cash (used in) provided by investing activities	(28,490)	148,378	80,681
Cash flows from financing activities:
Debt issuance costs and other debt-related costs	(15,276)	(4,039)	(152)
Repurchase of convertible debt obligations	0	0	(417,282)
Advances under promissory note from Comverse, Inc.	0	0	200,000
Repayment of promissory note to Comverse, Inc.	0	0	(200,000)
Proceeds from borrowings, net of original issuance discount	597,136	0	0
Repayment of bank loans, long-term debt and other financing obligations	(587,549)	(38,163)	(6,088)
Repurchase of common stock	(6,182)	(6,052)	(359)
Excess tax benefits from stock awards plans	847	815	0
Proceeds from exercises of stock options of CTI and subsidiary	14,587	40,787	0
Dividends paid to noncontrolling interest	(1,930)	(2,191)	(4,145)
Other, net	(1,969)	0	(106)
Net cash used in financing activities - continuing operations	(336)	(8,843)	(428,132)
Net cash used in financing activities - discontinued operations	(4,531)	(8,467)	(63,803)
Net cash used in financing activities	(4,867)	(17,310)	(491,935)
Effects of exchange rates on cash and cash equivalents	1,888	2,732	7,919
Net (decrease) increase in cash and cash equivalents	(65,753)	6,518	(504,055)
Cash and cash equivalents, beginning of year including cash of discontinued operations	581,390	574,872	1,078,927
Cash and cash equivalents, end of year including cash of discontinued operations	515,637	581,390	574,872
Less: cash and cash equivalents of discontinued operations, end of year	(193,192)	(213,038)	(342,601)
Cash and cash equivalents, end of year	$ 322,445	$ 368,352	$ 232,271